Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 16, 2021	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Class Of Stock [Line Items]
Preferred stock shares authorized			200,000,000		200,000,000
Preferred stock par or stated value per share			$ 0.0001		$ 0.0001
Preferred stock shares issued			0		0
Common stock shares authorized			15,800,000,000		15,800,000,000
Common stock per share	$ 0.0001
Conversion of Stock, Description			Each share of Class B common stock is convertible at any time at the option of the holder into one share of Class A common stock. Generally, shares of Class B common stock will convert automatically into Class A common stock upon the holder ceasing to be an Eligible Holder (i.e., director, employee, trust or legal entity of New Ginkgo), unless otherwise determined by affirmative vote of a majority of independent directors of New Ginkgo.
Dividends			$ 0
Shares repurchase				490,805
Fair value of repurchase shares				$ 100
Treasury remaining shares			0		0
Common Class A
Class Of Stock [Line Items]
Common stock shares authorized			10,500,000,000		10,500,000,000
Common stock per share			$ 0.0001		$ 0.0001
Common Stock, Voting Rights			one
Issuance of Series E convertible preferred stock, net of issuance costs	16,737,183			904,700,000
Common Class B
Class Of Stock [Line Items]
Common stock shares authorized			4,500,000,000		4,500,000,000
Common stock per share			$ 0.0001		$ 0.0001
Common Stock, Voting Rights			ten
Common Class C
Class Of Stock [Line Items]
Common stock shares authorized			800,000,000		800,000,000
Common stock per share			$ 0.0001		$ 0.0001
New Ginkgo Preferred Stock
Class Of Stock [Line Items]
Preferred stock shares authorized			200,000,000
Preferred stock par or stated value per share			$ 0.0001
Preferred stock shares issued			0
Preferred stock shares outstanding			0
Old Ginkgo Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of Series E convertible preferred stock, shares				69,812,427
Conversion discount rate				5.00%
Convertible promissory notes Converted, shares				69,151,117
Issuance of additional Series E preferred stock, shares				30,855,065
Additional issuance price				$ 3.06
Shares issued price per share				$ 3.06
Series E Preferred Stock [Member] | Investor
Class Of Stock [Line Items]
Amount received in cash		$ 94,400		$ 208,800
Outstanding interest				$ 201,000